Guarantor and Non-Guarantor Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidating Condensed Income Statement
Consolidating Condensed Statements of Operations
For the Year Ended December 31, 2013

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Revenues
Vehicle rental	$—	$—	$3,786	$1,921	$—	$5,707
Other	—	—	1,098	3,086	(1,954)	2,230
Net revenues	—	—	4,884	5,007	(1,954)	7,937

Expenses
Operating	7	15	2,425	1,627	—	4,074
Vehicle depreciation and lease charges, net	—	—	1,776	1,806	(1,771)	1,811
Selling, general and administrative	35	6	591	387	—	1,019
Vehicle interest, net	—	—	182	265	(183)	264
Non-vehicle related depreciation and amortization	—	2	97	53	—	152
Interest expense related to corporate debt, net:
Interest expense	3	196	—	29	—	228
Intercompany interest expense (income)	(12)	(30)	6	36	—	—
Early extinguishment of debt	53	94	—	—	—	147
Restructuring expense	—	—	25	36	—	61
Transaction-related costs	1	24	3	23	—	51
Impairment	—	33	—	—	—	33
Total expenses	87	340	5,105	4,262	(1,954)	7,840

Income (loss) before income taxes and equity in earnings of subsidiaries	(87)	(340)	(221)	745	—	97
Provision for (benefit from) income taxes	(14)	(124)	156	63	—	81
Equity in earnings of subsidiaries	89	305	682	—	(1,076)	—
Net income	$16	$89	$305	$682	$(1,076)	$16

Comprehensive income	$23	$96	$310	$657	$(1,063)	$23

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues
Vehicle rental	$—	$—	$3,491	$1,806	$—	$5,297
Other	1	—	1,052	2,130	(1,123)	2,060
Net revenues	1	—	4,543	3,936	(1,123)	7,357

Expenses
Operating	—	5	2,305	1,514	—	3,824
Vehicle depreciation and lease charges, net	—	—	902	996	(427)	1,471
Selling, general and administrative	21	—	573	331	—	925
Vehicle interest, net	—	—	234	300	(237)	297
Non-vehicle related depreciation and amortization	—	2	75	48	—	125
Interest expense related to corporate debt, net:
Interest expense	9	246	—	13	—	268
Intercompany interest expense (income)	(18)	(314)	277	55	—	—
Early extinguishment of debt	44	31	—	—	—	75
Restructuring expense	—	—	3	35	—	38
Transaction-related costs	4	1	1	28	—	34
Total expenses	60	(29)	4,370	3,320	(664)	7,057

Income (loss) before income taxes and equity in earnings of subsidiaries	(59)	29	173	616	(459)	300
Provision for (benefit from) income taxes	(8)	(106)	72	52	—	10
Equity in earnings of subsidiaries	341	206	105	—	(652)	—
Net income	$290	$341	$206	$564	$(1,111)	$290

Comprehensive income	$322	$373	$237	$594	$(1,204)	$322
For the Year Ended December 31, 2011

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Revenues
Vehicle rental	$—	$—	$3,393	$945	$—	$4,338
Other	2	—	1,006	1,702	(1,148)	1,562
Net revenues	2	—	4,399	2,647	(1,148)	5,900

Expenses
Operating	3	8	2,241	773	—	3,025
Vehicle depreciation and lease charges, net	—	—	921	868	(566)	1,223
Selling, general and administrative	11	—	564	181	—	756
Vehicle interest, net	—	(1)	243	296	(252)	286
Non-vehicle related depreciation and amortization	—	—	78	17	—	95
Interest expense related to corporate debt, net:
Interest expense	10	208	—	1	—	219
Intercompany interest expense (income)	(14)	(205)	215	4	—	—
Transaction-related costs	71	56	—	128	—	255
Restructuring expense	—	—	2	3	—	5
Total expenses	81	66	4,264	2,271	(818)	5,864

Income (loss) before income taxes and equity in earnings of subsidiaries	(79)	(66)	135	376	(330)	36
Provision for (benefit from) income taxes	(27)	(22)	66	48	—	65
Equity in earnings (loss) of subsidiaries	23	67	(2)	—	(88)	—
Net income (loss)	$(29)	$23	$67	$328	$(418)	$(29)

Comprehensive income (loss)	$(43)	$7	$50	$358	$(415)	$(43)

Consolidating Condensed Balance Sheet
As of December 31, 2012

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$5	$102	$—	$499	$—	$606
Receivables, net	—	—	156	397	—	553
Deferred income taxes	3	1	138	4	—	146
Other current assets	5	73	81	246	—	405
Total current assets	13	176	375	1,146	—	1,710

Property and equipment, net	—	90	276	163	—	529
Deferred income taxes	23	1,216	223	—	(8)	1,454
Goodwill	—	—	74	301	—	375
Other intangibles, net	—	43	341	347	—	731
Other non-current assets	109	80	14	117	—	320
Intercompany receivables	142	972	546	96	(1,756)	—
Investment in subsidiaries	723	2,030	3,293	—	(6,046)	—
Total assets exclusive of assets under vehicle programs	1,010	4,607	5,142	2,170	(7,810)	5,119

Assets under vehicle programs:
Program cash	—	—	—	24	—	24
Vehicles, net	—	7	13	9,254	—	9,274
Receivables from vehicle manufacturers and other	—	—	—	439	—	439
Investment in Avis Budget Rental Car Funding (AESOP) LLC-related party	—	—	—	362	—	362
	—	7	13	10,079	—	10,099
Total assets	$1,010	$4,614	$5,155	$12,249	$(7,810)	$15,218

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable and other current liabilities	$22	$250	$490	$659	$—	$1,421
Short-term debt and current portion of long-term debt	—	13	3	41	—	57
Total current liabilities	22	263	493	700	—	1,478

Long-term debt	128	2,712	8	—	—	2,848
Other non-current liabilities	103	79	277	420	(8)	871
Intercompany payables	—	831	372	553	(1,756)	—
Total liabilities exclusive of liabilities under vehicle programs	253	3,885	1,150	1,673	(1,764)	5,197
Liabilities under vehicle programs:
Debt	—	4	—	1,599	—	1,603
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	—	—	—	5,203	—	5,203
Deferred income taxes	—	—	1,975	188	—	2,163
Other	—	2	—	293	—	295
	—	6	1,975	7,283	—	9,264
Total stockholders’ equity	757	723	2,030	3,293	(6,046)	757
Total liabilities and stockholders’ equity	$1,010	$4,614	$5,155	$12,249	$(7,810)	$15,218
onsolidating Condensed Balance Sheets
As of December 31, 2013

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$14	$242	$12	$425	$—	$693
Receivables, net	—	—	150	469	—	619
Deferred income taxes	1	—	156	21	(1)	177
Other current assets	4	80	82	289	—	455
Total current assets	19	322	400	1,204	(1)	1,944

Property and equipment, net	—	109	312	193	—	614
Deferred income taxes	20	1,142	141	—	(4)	1,299
Goodwill	—	—	342	349	—	691
Other intangibles, net	—	41	519	363	—	923
Other non-current assets	104	96	18	143	—	361
Intercompany receivables	145	210	853	331	(1,539)	—
Investment in subsidiaries	671	2,900	3,347	—	(6,918)	—
Total assets exclusive of assets under vehicle programs	959	4,820	5,932	2,583	(8,462)	5,832

Assets under vehicle programs:
Program cash	—	—	—	116	—	116
Vehicles, net	—	10	9	9,563	—	9,582
Receivables from vehicle manufacturers and other	—	—	—	391	—	391
Investment in Avis Budget Rental Car Funding (AESOP) LLC-related party	—	—	—	363	—	363
	—	10	9	10,433	—	10,452
Total assets	$959	$4,830	$5,941	$13,016	$(8,462)	$16,284

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable and other current liabilities	$25	$238	$487	$730	$(1)	$1,479
Short-term debt and current portion of long-term debt	65	14	3	7	—	89
Total current liabilities	90	252	490	737	(1)	1,568

Long-term debt	—	2,955	6	344	—	3,305
Other non-current liabilities	98	96	221	436	(4)	847
Intercompany payables	—	844	340	355	(1,539)	—
Total liabilities exclusive of liabilities under vehicle programs	188	4,147	1,057	1,872	(1,544)	5,720
Liabilities under vehicle programs:
Debt	—	11	—	1,670	—	1,681
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	—	—	—	5,656	—	5,656
Deferred income taxes	—	—	1,984	193	—	2,177
Other	—	1	—	278	—	279
	—	12	1,984	7,797	—	9,793
Total stockholders’ equity	771	671	2,900	3,347	(6,918)	771
Total liabilities and stockholders’ equity	$959	$4,830	$5,941	$13,016	$(8,462)	$16,284

Consolidating Condensed Cash Flow Statement
For the Year Ended December 31, 2012

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash provided by (used in) operating activities	$(43)	$272	$70	$1,650	$(60)	$1,889

Investing activities
Property and equipment additions	—	(26)	(43)	(63)	—	(132)
Proceeds received on asset sales	—	8	3	10	—	21
Net assets acquired, (net of cash acquired)	—	—	(1)	(68)	—	(69)
Intercompany loan receipts	224	—	—	—	(224)	—
Other, net	29	(4)	(1)	(8)	(25)	(9)
Net cash provided by (used in) investing activities exclusive of vehicle programs	253	(22)	(42)	(129)	(249)	(189)

Vehicle programs:
Increase in program cash	—	—	—	(13)	—	(13)
Investment in vehicles	—	(4)	(20)	(11,043)	—	(11,067)
Proceeds received on disposition of vehicles	—	3	2	9,191	—	9,196
	—	(1)	(18)	(1,865)	—	(1,884)
Net cash provided by (used in) investing activities	253	(23)	(60)	(1,994)	(249)	(2,073)

Financing activities
Proceeds from long-term borrowings	—	1,152	—	—	—	1,152
Payments on long-term borrowings	(222)	(1,268)	(11)	—	—	(1,501)
Net change in short term borrowings	—	—	—	10	—	10
Debt financing fees	—	(16)	—	—	—	(16)
Purchases of warrants	(29)	—	—	—	—	(29)
Proceeds from sale of call options	43	—	—	—	—	43
Intercompany loan payments	—	(224)	—	—	224	—
Other, net	1	(25)	—	(60)	85	1
Net cash provided by (used in) financing activities exclusive of vehicle programs	(207)	(381)	(11)	(50)	309	(340)

Vehicle programs:
Proceeds from borrowings	—	—	—	12,108	—	12,108
Payments on borrowings	—	—	—	(11,490)	—	(11,490)
Debt financing fees	—	—	—	(28)	—	(28)
	—	—	—	590	—	590
Net cash provided by (used in) financing activities	(207)	(381)	(11)	540	309	250
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	6	—	6
Net increase (decrease) in cash and cash equivalents	3	(132)	(1)	202	—	72
Cash and cash equivalents, beginning of period	2	234	1	297	—	534
Cash and cash equivalents, end of period	$5	$102	$—	$499	$—	$606
Consolidating Condensed Statements of Cash Flows
For the Year Ended December 31, 2013

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash provided by (used in) operating activities	$(3)	$562	$26	$1,736	$(68)	$2,253

Investing activities
Property and equipment additions	—	(26)	(69)	(57)	—	(152)
Proceeds received on asset sales	—	7	4	11	—	22
Net assets acquired (net of cash acquired)	—	(564)	8	19	—	(537)
Intercompany loan receipts	—	233	60	—	(293)	—
Other, net	146	(50)	48	4	(146)	2
Net cash provided by (used in) investing activities exclusive of vehicle programs	146	(400)	51	(23)	(439)	(665)

Vehicle programs:
Decrease in program cash	—	—	—	(79)	—	(79)
Investment in vehicles	—	(44)	(2)	(10,853)	—	(10,899)
Proceeds received on disposition of vehicles	—	40	—	9,369	—	9,409
	—	(4)	(2)	(1,563)	—	(1,569)
Net cash provided by (used in) investing activities	146	(404)	49	(1,586)	(439)	(2,234)

Financing activities
Proceeds from long-term borrowings	—	2,647	—	325	—	2,972
Payments on long-term borrowings	(115)	(2,489)	(3)	(1)	—	(2,608)
Net change in short term borrowings	—	—	—	(36)	—	(36)
Debt financing fees	—	(30)	—	(7)	—	(37)
Purchases of warrants	(78)	—	—	—	—	(78)
Proceeds from sale of call options	104	—	—	—	—	104
Repurchases of common stock	(48)	—	—	—	—	(48)
Intercompany loan payments	—	—	(60)	(233)	293	—
Other, net	3	(146)	—	(68)	214	3
Net cash provided by (used in) financing activities exclusive of vehicle programs	(134)	(18)	(63)	(20)	507	272

Vehicle programs:
Proceeds from borrowings	—	—	—	12,953	—	12,953
Payments on borrowings	—	—	—	(13,115)	—	(13,115)
Debt financing fees	—	—	—	(34)	—	(34)
	—	—	—	(196)	—	(196)
Net cash provided by (used in) financing activities	(134)	(18)	(63)	(216)	507	76
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	(8)	—	(8)
Net increase (decrease) in cash and cash equivalents	9	140	12	(74)	—	87
Cash and cash equivalents, beginning of period	5	102	—	499	—	606
Cash and cash equivalents, end of period	$14	$242	$12	$425	$—	$693
For the Year Ended December 31, 2011

	Parent	Subsidiary Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash provided by (used in) operating activities	$(32)	$(1,241)	$(236)	$2,661	$426	$1,578

Investing activities
Property and equipment additions	—	(17)	(34)	(14)	—	(65)
Proceeds received on asset sales	—	10	2	2	—	14
Net assets acquired (net of cash acquired)	—	—	(1)	(840)	—	(841)
Intercompany loan advances	(486)	—	—	—	486	—
Intercompany loan receipts	242	—	—	—	(242)	—
Other, net	(34)	(1)	—	(4)	32	(7)
Net cash (used in) provided by investing activities exclusive of vehicle programs	(278)	(8)	(33)	(856)	276	(899)

Vehicle programs:
Increase in program cash	—	—	—	(11)	—	(11)
Investment in vehicles	—	(73)	(3)	(8,583)	—	(8,659)
Proceeds received on disposition of vehicles	—	11	7	7,178	—	7,196
Investment in debt securities of AESOP – related party	(400)	—	—	—	—	(400)
Investment in debt securities of AESOP – related party	400	—	—	—	—	400
	—	(62)	4	(1,416)	—	(1,474)
Net cash provided by (used in) investing activities	(278)	(70)	(29)	(2,272)	276	(2,373)

Financing activities
Proceeds from long-term borrowings	—	682	—	—	—	682
Payments on long-term borrowings	—	(4)	(4)	(660)	—	(668)
Net change in short-term borrowings	—	—	—	(97)	—	(97)
Debt financing fees	(38)	(40)	—	—	—	(78)
Intercompany loan borrowings	—	486	—	—	(486)	—
Intercompany loan payments	—	(242)	—	—	242	—
Other, net	93	152	268	(54)	(458)	1
Net cash provided by (used in) financing activities exclusive of vehicle programs	55	1,034	264	(811)	(702)	(160)

Vehicle programs:
Proceeds from borrowings	—	—	—	10,534	—	10,534
Payments on borrowings	—	—	—	(9,917)	—	(9,917)
Debt financing fees	—	(2)	(1)	(30)	—	(33)
	—	(2)	(1)	587	—	584
Net cash provided by (used in) financing activities	55	1,032	263	(224)	(702)	424
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	(6)	—	(6)
Net increase (decrease) in cash and cash equivalents	(255)	(279)	(2)	159	—	(377)
Cash and cash equivalents, beginning of period	257	513	3	138	—	911
Cash and cash equivalents, end of period	$2	$234	$1	$297	$—	$534